Semi-annual

Report

Calvert
New  africa  fund

Table
of
Contents
President's  Letter
1
Portfolio
Manager  Remarks
2
Statement  of
Net  Assets
5

Statement
of  Operations
7
Statements
of  Changes  in
Net  Assets
8
Notes  to
Financial  Statements
9
Financial  Highlights
13

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversely affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Portfolio  Statistics
September  30,  2000
Investment  Performance

                   6 Months      12 Months
                   ended         ended
                   9/30/00       9/30/00
New Africa Fund:
Class  A           (18.96%)      (24.83%)
Class  B           (19.33%)      (25.44%)
Class  C           (19.14%)      (23.95%)
MSCI  South
Africa Index GD     (3.56%)        8.01%
Lipper  Emerging
Markets  Funds
Average            (22.97%)        8.74%
Ten  Largest  Stock  Holdings

                       %  of  Net  Assets
Dimension  Data  Holdings,  Ltd.     5.4%
Anglo  American  Platnum             5.4%
Nedcor,  Ltd.                        5.2%
Old  Mutual,  Plc.                   5.0%
Sanlam,  Ltd.                        4.8%
De  Beers  Centenary                 4.6%
Saso,  Ltd.                          4.3%
Anglo  American  Corp.,  Ltd.        4.2%
M  Cell  Warrants                    4.2%
Standard  Bank  Investment           4.0%
Total                               47.1%
Investment performance does not reflect the deduction of any front-end or deferred sales charge.


Sources:  Lipper  Analytical  Services,  Inc.  and  Bloomberg

Clifford  mpare
of
New  Africa  Advisers

How  did  the  Fund  Perform  relative  to  its  benchmark?
For the six months ended September 30, 2000, the Calvert New Africa Fund returned -18.96%, significantly underperforming the -3.56% return for the Morgan Stanley South Africa Index ("the benchmark").
How  did  events  affect  your  strategy  during  this  period?
A number of factors explain the Fund's under-performance relative to the benchmark:
- The Fund's allocation to Egypt, whose market returned -40.65% during the period due to an unsustainable monetary policy and a dollar liquidity problem resulting in high interest rates.
- The Fund's allocation to Ghana, whose market returned -31.10% during the period, due primarily to the depreciation of the Ghanaian Cedi, which fell 39% during the same six months.
- The Fund's allocation to technology, media and telecommunications stocks whose prices corrected during the period in line with technology stocks globally during April.

The best performing markets for the period were Botswana (0.29%), Tunisia (-0.12%) and South Africa (-2.54%). The worst performing markets were Egypt, Ghana, and Kenya. The six-month period was a difficult one for African markets as only Botswana registered positive performance and only the Botswanan and Tunisian markets outperformed the South African market.
During the period, the South African equity market exhibited extreme volatility characterized by a continued depreciation of the Rand (9.81%) and renewed inflationary pressures in the underlying economy the result of higher oil and food prices. The associated investment strategy for this investment climate was to acquire more shares of South African securities that the team believed would add long-term value to the Fund and to continue to geographically diversify the Fund's holdings.
We also decided to pursue investment opportunities in the banking sectors of Botswana and Mauritius since their economies are projected to grow in excess of 6 percent until the year 2004. Barclays Bank of Botswana and Standard Chartered of Botswana were added to the Fund. Also State Bank of Mauritius which has a 19 percent stake in Mauritius Telecom was also added to the Fund.
The team also thought that the potential diversification benefits to the Fund from investing in Tunisia were good since capital flows to Tunisia's equity market shows

Portfolio  Statistics
September  30,  2000

Average  Annual  Total  Returns


                    Class  A  shares
One  year                   (28.39%)
Five  year                  (14.69%)
Since  inception            (13.58%)
(4/12/95)


                    Class  B  shares
One  year                   (29.17%)
Since  inception            (32.26%)
(6/1/98)


                    Class  C  shares
One  year                   (24.71%)
Since  inception            (30.48%)
(6/1/98)



Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

Portfolio  Statistics
September  30,  2000

Top  Five  Economic  Sectors

                %  of  Market  Value
Mining                        15.77%
Banking                       13.48%
Information  Technologies     10.17%
Telecommunications            10.16%
Insurance                      7.60%

Portfolio  Characteristics

                     New Africa     msci south
                     Fund         africa index
Number  of  Stocks           41             44
Median  Market
Capitalization ($bil)      4.80            N/A
(by  portfolio  weight)
Price/Earnings
Ratio                     15.15          15.10

Yield                      2.34%         2.57%
(return  on  capital  investment)

Volatility  Measure

                     New Africa     msci south
                        Fund     africa  index
Beta                       0.84           0.99
(Measure of volatility compared to the S&P 500 Stock Index (beta of 1). The higher the beta, the higher the risk and potential reward.)

Source:  Vestek  Systems,  Inc.

little or no correlation to the capital flows to other global markets. This is the first time that the Fund has gained exposure to the Tunisian equity market and the investment team is quite excited about the potential diversification benefits to the Fund that both securities present.
At the beginning of the year, we believed that South Africa would become one of the top emerging market investment destinations for the year 2000 -- a call based on the expectation that world economic growth was showing upside potential, that the market was undervalued relative to other emerging markets with similar fundamentals, and that South Africa's fundamentals had improved significantly. Our assumption was that the South African equity market would outperform, with resources and financials leading the markets upwards. While this did not materialize as we had hoped, the fact remains that the South African market is the cheapest it has been in over three years and we believe that the resource sector will continue to show strength through next year, with even greater investment opportunities in the financial sector.
What  is  your  outlook  for  the  next  six  months?
The investment team will continue to actively manage the Fund. The team is content with the Fund's allocation to Ghana, Kenya, Botswana and Morocco. Therefore the current investment strategy will focus on the South African and Egyptian markets. The foundation for the current investment strategy is the following: Overweight the South African banking, and Egyptian telcom sectors, and maintain exposure to the banking sector in the smaller African countries.

October  30,  2000

Statement  of  Net  assets
September  30,  2000

Equity  Securities  -  99.7%                       Shares               Value
Botswana  -  5.0%
Barclays  Bank                                     30,800             $54,122
Sechaba  Brewery                                   63,100              51,824
Standard  Chartered                               120,000             100,848
                                                                      206,794

Egypt  -  5.6%
Al-Ahram  Beverages  Co.*                           2,300              32,430
Egyptian Company for Mobile Service (MobiNil)*      3,400              75,386
Egyptian Starch & Glucose Manufacturing Co.           125                 696
Media  Productions  Co.*                            2,015              12,730
Orascom  Telecommunications*                        8,400             112,220
                                                                      233,462

Ghana  -  4.1%
Ashanti  Goldfields  Ltd.  (GDR)*                  20,901              53,559
Guinness  Ghana                                   339,900              46,804
Social  Security  Bank                            218,700              70,435
                                                                      170,798

Ivory  Coast  -  0.9%
Societe  National  des  Telecommunication           1,400              39,357


Kenya  -  1.6%
Uchumi  Supermarkets                               114,192             65,366

Mauritius  -  1.0%
State  Bank  of  Mauritius  Ltd.                   67,000              41,644

Morocco  -  5.3%
Banque  Marocaine  du  Commerce  Exterieur            800              66,551
ONA  (Omnium  Nord  Africain)                       1,400             151,351
                                                                      217,902

South  Africa  -  65.5%
African  Church*^#                                250,000                   0
Anglo  American  Corp.  Ltd.                        3,300             174,719
Anglo  American  Platnum                            5,800             223,479
City  Lodge  Hotels                                     1                   1
De  Beers  Centenary                                6,800             189,062
Dimension  Data  Holdings,  Ltd.                   24,279             224,787
Fusion  Capital*                                1,053,900              55,507
Imperial  Holdings,  Ltd.                             198               1,545
Kroondal  Platinum  Mines  Ltd.*                    3,000              10,312
M  Cell  Warrants                                  43,200             173,638
Metro  Cash  and  Carry,  Ltd.                    156,000              89,730
MIH  Holdings  Ltd.*                               16,200              83,302
Mossie  Holdings*^                                     25             139,986
Naspers,  Ltd.  (N  shares)                        18,800             153,735

Equity  Securities  -  Cont'd                      Shares               Value
South  Africa  -  Cont'd
Nedcor  Ltd.                                       10,000            $215,107
Prism  Holdings,  Ltd.*                            40,300              39,099
Rebhold,  Ltd.                                     56,300             124,461
Remgro  Ltd.*                                      11,900              70,345
Sanlam,  Ltd.                                     173,900             200,051
Sappi,  Ltd.                                       21,200             157,200
Sasol  Ltd.                                        22,800             180,125
Standard  Bank  Investment                         42,800             164,615
Venfin  Ltd.                                       11,900              41,646
                                                                    2,712,452

Tunisia  -  3.0%
Societe Frigorifique et Brasserie de Tunis SA         571              71,926
Sotetel                                               200              25,628
Sotetel  Bonus  Shares                                200              25,628
                                                                      123,182

United  Kingdom-  6.7%
African  Lakes  Corporation,  plc.*               127,141              71,451
Old  Mutual,  plc.*                                85,900             205,374
                                                                      276,825

Zimbabwe  -  1.0%
Econet  Wireless  Holdings,  Ltd.                 135,700              43,646

     TOTAL  INVESTMENTS  (Cost  $5,186,009) - 99.7%                 4,131,428
     Other  assets  and  liabilities,  net  -  0.3%                    11,798
     Net  Assets  -  100%                                          $4,143,226

Net  Assets  Consist  of:
Paid-in  capital  applicable  to  the  following  shares  of  common  stock, with 250,000,000 shares of $0.01 par value share authorized for Class A, B, and C combined:
          Class  A:  712,506  shares  outstanding                  $8,543,951
          Class  B:  23,456  shares  outstanding                      178,578
          Class  C:  3,713  shares  outstanding                        31,558
Undistributed  net  investment  income  (loss)                        (5,354)
Accumulated  net  realized  gain  (loss)  on  investments
     and  foreign  currencies                                     (3,551,863)
Net  unrealized  appreciation  (depreciation)  on  investments
     and  assets  and  liabilities  in  foreign  currencies       (1,053,644)

     Net  Assets                                                   $4,143,226

Net  Asset  Value  per  Share
Class  A:  (based  on  net  assets  of  $3,993,075)                     $5.60
Class  B:  (based  on  net  assets  of  $129,285)                       $5.51
Class  C:  (based  on  net  assets  of  $20,866)                        $5.62

*     Non-income  producing.

^     This security  was  valued  by  the  Board  of  Directors.  See Note A.

#     See  Note  B.

See  notes  to  financial  statements.

Statement  of  Operations
Six  Months  ended  September  30,  2000

Net  Investment  Income
Investment  Income:
     Dividend  income (net of foreign taxes withheld of $2,612)       $77,189
     Interest  income                                                     617
          Total  investment  income                                    77,806

Expenses:
     Investment  advisory  fee                                         32,203
     Interest                                                           1,264
     Transfer  agency  fees  and  expenses                             14,438
     Distribution  Plan  expenses:
          Class  A                                                      5,215
          Class  B                                                        514
          Class  C                                                         94
     Directors'  fees  and  expenses                                   10,859
     Accounting  fees                                                   5,981
     Custodian  fees                                                   26,088
     Registration  fees                                                14,540
     Reports  to  shareholders                                          4,450
     Professional  fees                                                 7,102
     Miscellaneous                                                        870
          Total  expenses                                             123,618
          Reimbursement  from  Advisor:
            Class  A                                                 (29,637)
            Class  B                                                  (5,077)
            Class  C                                                  (4,869)
          Fees  paid  indirectly                                     (11,973)
               Net  expenses                                           72,062

                    Net  Investment  Income  (Loss)                     5,744

Realized  and  Unrealized  Gain  (Loss)
Net  realized  gain  (loss)  on:
          Investments                                               (498,005)
          Foreign  currency  transactions                            (68,923)
                                                                    (566,928)
Change  in  unrealized  appreciation  or  (depreciation)  on:
    Investments  and  foreign  currencies                           (401,672)
    Assets  and  liabilities  denominated  in  foreign  currencies      9,668
                                                                    (392,004)

            Net  Realized  and  Unrealized  Gain
            (Loss)                                                  (958,932)

            Increase  (Decrease)  in  Net  Assets
            Resulting  From  Operations                            ($953,188)


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                         Six Months Ended          Year Ended
                                           September 30,            March 31,
Increase  (Decrease)  in  Net  Assets           2000                  2000
Operations:
  Net  investment  income  (loss)                  $5,744           ($51,698)
  Net  realized  gain  (loss)                    (566,928)        (1,132,157)
  Change in unrealized appreciation or (depreciation)
                                                 (392,004)        (1,134,367)

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations            (953,188)        (2,318,222)

Capital  share  transactions:
     Shares  sold:
          Class  A                                360,750           1,597,889
          Class  B                                 78,062             204,027
          Class  C                                  8,394              27,981
     Shares  redeemed:
          Class  A                               (416,342)        (2,871,619)
          Class  B                                (15,244)          (161,612)
          Class  C                                (13,266)            (4,840)
Total  capital  share  transactions                 2,354         (1,208,174)

Total  Increase  (Decrease)  in  Net  Assets     (950,834)        (3,526,396)

Net  Assets
Beginning  of  period                           5,094,060           8,620,456
End  of  period  (including  undistributed  net  investment
  income  (loss) of ($5,354) and ($11,098), respectively)
                                               $4,143,226          $5,094,060


Capital  Share  Activity
Shares  sold:
          Class  A                                 62,627             202,264
          Class  B                                 13,882              23,304
          Class  C                                  1,512               3,530
Shares  redeemed:
          Class  A                                (71,248)          (353,356)
          Class  B                                 (2,601)           (18,427)
          Class  C                                 (2,129)              (598)
Total  capital  share  activity                     2,043           (143,283)

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert New Africa Fund (the "Fund"), the sole series of Calvert New World Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on December 22, 1994 and began operations on April 12, 1995. Effective June 1, 1998, the Fund began to offer three classes of shares, each with different expense levels and sales charges. Class A shares of capital stock are sold with a maximum front-end sales charge of 4.75%. Class B shares of capital stock are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on Class B shares at the time of redemption, depending on how long you have owned the shares. Class C shares of capital stock are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on Class C shares sold within one year. Class B and C shares have higher expenses than Class A shares, including higher Distribution Plan expenses.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.
S. dollar exchange rate. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
At September 30, 2000, $139,986 or 3.4% of net assets, were valued by the Board of Directors.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign  Currency  Transactions: The Fund's accounting records are maintained in
U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassification's are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert-Sloan Advisers, L.L.C. (the "Advisor") is jointly owned by Calvert Group, Ltd. (which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company) and Sloan Holdings, Inc. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of 1.50% of the Fund's average daily net assets. Under the terms of the agreement, $13,915 was payable at period end.
The Advisor has contractually agreed to limit the total operating expenses of each class of shares of the Fund. For the purpose of this guarantee, operating expenses do not include distribution plan expenses, interest expenses, brokerage, taxes, extraordinary expenses and capital items. For the period ended September 30, 2000, the total of such expenses reimbursed by the Advisor was $39,583.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. A Distribution Plan, adopted by the shareholders, allows the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Under the terms of the agreement, $961 was payable at period end.

The Distributor paid $400 in addition to commissions charged on sales of the Fund's shares.
Calvert Shareholder Services, Inc.("CSSI"), is the shareholder servicing agent for the Fund. For its services, CSSI received $2,425 for the period ended September 30, 2000. Under the terms of the agreement $343 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% of the average daily net assets of the Fund.
Each Director who is not affiliated with the Advisor receives an annual fee of $1,000 plus $1,000 for each Board and Committee meeting attended.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were $1,969,566 and $2,066,704, respectively.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $1,054,581, of which $340,895 related to appreciated securities and $1,395,476 related to depreciated securities.
The table below presents the net capital loss carryforwards as of September 30, 2000 with expiration dates:
     Capital  Loss  Carryforwards          Expiration  Dates
               $1,655,079                         3/31/07
                  807,392                         3/31/08

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had $76,530 outstanding borrowings at an interest rate of 7.25% at September 30, 2000.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended March 31, 2000 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                        Periods Ended
                                September 30,       March 31,       March 31,
Class  A  Shares                    2000             2000              1999
Net  asset  value,  beginning          $6.91            $9.79          $13.34
Income  from  investment  operations
  Net  investment  income  (loss)        .01            (.08)           (.10)
  Net  realized  and  unrealized  gain  (loss)
                                       (1.32)          (2.80)          (3.45)
  Total from investment operations     (1.31)          (2.88)          (3.55)
Total increase (decrease) in net asset value
                                       (1.31)          (2.88)          (3.55)
Net  asset  value,  ending             $5.60           $6.91            $9.79

Total  return*                        (18.96%)        (29.42%)       (26.61%)
Ratios  to  average  net  assets:
  Net  investment  income  (loss)        .29% (a)       (.78%)         (.84%)
  Total  expenses                       5.30% (a)       6.39%           4.19%
  Expenses  before  offsets             3.88% (a)       5.15%           3.65%
  Net  expenses                         3.33% (a)       4.95%           3.36%
Portfolio  turnover                       46%            133%             60%
Net  assets,  ending  (in  thousands) $3,993          $4,981           $8,536



                                         Periods  Ended
                                  March  31,       March  31,      March  31,
                                    1998              1997             1996^
Net  asset  value,  beginning         $12.65           $12.00          $12.00
Income  from  investment  operations
 Net  investment  income  (loss)        (.07)            (.05)          (.04)
 Net realized and unrealized gain (loss) .89              .70             .04
 Total  from  investment  operations     .82              .65               -
Distributions  from
  In  excess  of  net  realized  gain   (.13)               -              --
          Total  distributions          (.13)               -              --
Total increase (decrease) in net asset value
                                         .69              .65               -
Net  asset  value,  ending            $13.34           $12.65          $12.00

Total  return*                          6.72%            5.42%          0.00%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)    (.60%)           (.45%)    (.54%) (a)
     Total  expenses                    4.65%            4.87%      4.99% (a)
     Expenses  before  offsets          3.76%            3.54%      3.75% (a)
     Net  expenses                      3.25%            3.25%      3.24% (a)
Portfolio  turnover                       74%              23%             6%
Net assets, ending (in thousands)    $11,613           $9,206          $7,974

Financial  Highlights
                                         Periods  Ended
                               September 30,        March 31,       March 31,
Class  B  Shares                  2000                2000           1999^^
Net asset value, beginning             $6.83            $9.75          $13.13
Income  from  investment  operations
  Net investment income (loss)          (.02)            (.16)          (.06)
  Net realized and unrealized gain (loss)
                                       (1.30)           (2.76)         (3.32)
    Total from investment operations   (1.32)           (2.92)         (3.38)
Total  increase  (decrease)  in  net  asset  value
                                       (1.32)           (2.92)         (3.38)
Net  asset  value,  ending             $5.51            $6.83           $9.75

Total  return*                        (19.33%)         (29.95%)      (25.74%)
Ratios  to  average  net  assets:
     Net investment income (loss)       (.53%) (a)      (1.91%)    (1.48%)(a)
     Total  expenses                   14.49% (a)       19.74%     37.54% (a)
     Expenses  before  offsets          4.63% (a)        5.90%      4.68% (a)
     Net  expenses                      4.08% (a)        5.70%      4.02% (a)
Portfolio  turnover                       46%             133%            60%
Net  assets,  ending  (in  thousands)   $129              $83             $71




                                         Periods  Ended
                               September 30,       March  31,       March 31,
Class  C  Shares                  2000               2000             1999^^
Net  asset  value,  beginning          $6.95            $9.75          $13.13
Income  from  investment  operations
  Net investment income (loss)           .01             (.12)          (.05)
  Net realized and unrealized gain (loss)
                                       (1.34)           (2.68)         (3.33)
    Total from investment operations   (1.33)           (2.80)         (3.38)
Total increase (decrease) in net asset value
                                       (1.33)           (2.80)         (3.38)
Net  asset  value,  ending             $5.62            $6.95           $9.75

Total  return*                        (19.14%)         (28.72%)      (25.74%)
Ratios  to  average  net  assets:
  Net investment income (loss)          (.14%) (a)      (1.47%)    (1.36%)(a)
     Total  expenses                   56.13% (a)       72.04%    189.55% (a)
     Expenses before offsets            4.64% (a)        5.90%      5.52% (a)
     Net  expenses                      4.08% (a)        5.70%      4.02% (a)
Portfolio  turnover                       46%             133%            60%
Net  assets,  ending  (in  thousands)    $21              $30             $14

(a)     Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^     From  April  12,  1995  inception.
^^  From  June  1,  1998  inception.

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
Calvert
New  Africa  Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund




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